Concentration of Credit Risk	12 Months Ended
Dec. 31, 2023
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK
16.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the Years ended December 31,
	2021		2022		2023
Percentage of the Group’s total revenue	Amount	%	Amount	%	Amount	%
Customer A	3,363,631	10.3%	9,824,275	20.4%	17,311,971	29.3%
Customer B	13,384,613	41.2%	5,364,265	11.1%	-	-
Customer C	-	-	4,980,628	10.3%	6,297,152	10.6%
Customer D	-	-	*	*	7,354,358	12.4%

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2022		2023
Percentage of the Group’s accounts receivable, net	Amount	%	Amount	%
Customer A	5,279,171	12.8%	6,546,593	23.1%
Customer B	12,801,742	30.9%	-	-
Customer C	4,175,607	10.1%	-	-
Customer D	4,523,575	10.9%	3,996,508	14.1%
Customer E	-	-	4,913,290	17.3%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years ended December 31,
	2021		2022		2023
Percentage of the Group’s total purchase	Amount	%	Amount	%	Amount	%
Supplier A	3,756,094	73.8%	11,475,851	34.6%	23,547,294	37.6%
Supplier B	-	-	7,281,914	21.9%	-	-
Supplier C	-	-	3,402,612	10.3%	12,974,197	20.7%
Supplier D	-	-	-	-	7,999,350	12.8%
Supplier E	-	-	-	-	9,303,874	14.9%